Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss per Share	The basic loss per share is calculated by dividing the loss of the period attributable to the ordinary shares by the weighted average number of ordinary shares outstanding during the period as follows:

	Year ended December 31,
	2021	2020	2019
Net loss attributable to shareholders (in USD ‘000)	(58,377)	(82,966)	(108,790)
Weighted average number of shares outstanding	75,281,838	49,820,451	43,674,746
Basic and diluted loss per share (in USD)	(0.78)	(1.67)	(2.49)